SHAREHOLDERS' EQUITY (Narrative) (Details) $ / shares in Units, $ in Thousands			12 Months Ended
		Jun. 10, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) Investors $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares
Stockholders Equity Note [Line Items]
Ordinary shares, shares authorized | shares			99,999,999	52,943,061
Share-based compensation cost			$ 73,529	$ 64,345	$ 21,839
Options granted | shares			1,706,770
Exercise price of Options granted | $ / shares			$ 39.02
Number of ordinary shares reserved and available for grant and issuance | shares			5,281,960	1,332,909
Share-based compensation			$ 75,051	$ 64,725	$ 21,939
Outstanding convertible preferred shares converted | shares			26,440,239
Equity method investment, ownership percentage			25.00%
Secondary market transaction
Stockholders Equity Note [Line Items]
Sale of ordinary shares | shares				1,047,778	639,739
Consideration received on sale of ordinary shares				$ 40,000	$ 37,718
Sale of stock, price per share | $ / shares				$ 38.18	$ 58.96
Share-based compensation cost				$ 10,487	$ 13,145
Initial public offering and concurrent private placement
Stockholders Equity Note [Line Items]
Net proceeds of deducting underwriting discounts and commissions		$ 591,856	$ 6,000
Additional ordinary shares pursuant to underwriters option to purchase | shares		370,000
Sale of stock, price per share | $ / shares		$ 155.00
Number of share issued | shares		3,700,000
Net proceeds after deducting underwriting discounts and commissions.		$ 34,697
Other issuance costs		$ 4,298
Outstanding convertible preferred shares converted | shares		26,440,239
Number of investors | Investors			2
Number of ordinary shares purchased | shares			967,742
Gross proceeds of consideration per transaction			$ 150,000
Deferred offering costs			44,995
Deferred costs and other assets			174
General and administrative
Stockholders Equity Note [Line Items]
Share-based compensation cost	[1]		20,934	$ 39,415	$ 8,190
Co-CEO
Stockholders Equity Note [Line Items]
Share-based compensation			$ 30,424
2017 share option plan
Stockholders Equity Note [Line Items]
Weighted-average grant-date fair value of options granted | $ / shares			$ 77.0	$ 38.3	$ 17.9
Intrinsic value of options exercised			$ 321,891	$ 18,868	$ 17,478
Unamortized share-based compensation expense			$ 101,027	$ 31,018	$ 10,058
Weighted average period for cost expected to be recognized			1 year 11 months 19 days	1 year 9 months 10 days	1 year 9 months 3 days
2021 equity incentive plan
Stockholders Equity Note [Line Items]
Unrecognized compensation cost related to unvested restricted share units			$ 22,821
Weighted average period for cost expected to be recognized			1 year 11 months 23 days

[1]	Share-based compensation expenses in 2020 includes costs related to the fair value of fully vested options granted to the Company’s Co-CEO in December 2020 in the amount of $30,424.